Advances for drillships under construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Drillships Under Construction [Abstract]
Balance at beginning of year	$ 754,925	$ 1,888,490
Advances for drillships under construction and other related costs	237,900	2,238,591
Drillships delivered	0	(3,372,156)
Balance at end of year	$ 992,825	$ 754,925